Note 6 - Assets Held for Sale, Property and Equipment 1 (Details Textual) - Pieris Pharmaceuticals, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Asset Impairment Charges	$ 0	$ 14,893	$ 0	$ 14,893	$ 13,912	$ 0
Long-Lived Assets Held-for-Sale, Net Book Value					2,188
Depreciation					1,800	$ 2,300
Office and Laboratory Space [Member] | Hallbergmoos Germany [Member]
Operating Lease, Impairment Loss					$ 1,800